License Agreements (Details) - EQRx, INC. [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
License Agreements (Details) [Line Items]
Non-creditable payment	$ 25.0	$ 25.0
Development and regulatory milestone payments	90.0	90.0
Sales milestone payments	420.0	420.0
Total potential development and regulatory payments	55.0	55.0
Total potential sales milestone payments	350.0	350.0
Research and development expense	25.0	25.0
Sugemalimab/EQ176 [Member]
License Agreements (Details) [Line Items]
Non-creditable payment	150.0	150.0
Development and regulatory milestone payments	107.5	107.5
Sales milestone payments	565.0	565.0
Food and drug administration	10.0	10.0
C Stone [Member]
License Agreements (Details) [Line Items]
Development and regulatory milestone payments	75.0	75.0
Sales milestone payments	405.0	405.0
Research and development expense	150.0	150.0
Preclinical/Clinical Assets [Member]
License Agreements (Details) [Line Items]
Non-creditable payment		27.0
Sales milestone payments	1,000.0	820.0
Development milestone payments	108.0	75.5
Regulatory milestone payments	$ 243.0	$ 170.0